Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 25,799	$ 14,782	$ 21,041
Income tax expense computed at applicable tax rates of 25%	6,450	3,696	5,260
Effect of different tax rates in different jurisdictions	704	770	988
Non-deductible expenses	1,059	152	933
Effect of tax holidays	(1,934)	(2,610)	(2,812)
Effect of valuation allowances	1,232	285	116
Withholding tax on undistributed earnings	689	313	572
Income tax reversal	(79)	(299)	(437)
Income Tax Expense, Total	$ 8,121	$ 2,307	$ 4,620
Effective income tax rate	31.48%	15.61%	21.96%